Cover	Dec. 23, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 23, 2021
Entity File Number	333-169397
Entity Registrant Name	TENGJUN BIOTECHNOLOGY CORP.
Entity Central Index Key	0001499785
Entity Tax Identification Number	27-3042462
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	East Jinze Road and South Huimin Road
Entity Address, Address Line Two	Food Industry Economic and Technology Development District
Entity Address, Address Line Three	Jinxiang County
Entity Address, City or Town	Jining City
Entity Address, Country	CN
City Area Code	0537
Local Phone Number	8711599
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	527 Siltstone Place
Entity Address, City or Town	Cary
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27519